Note 5 Main margins and profit by operating segments (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
income by operating segment [Line Items]
Interest income (expense)		€ (12,607)	€ (12,993)
Gross profit		18,034	17,446
Profit (loss) before tax		8,424	7,780
Profit (loss), attributable to owners of parent	[1]	5,447	4,994
SPAIN
income by operating segment [Line Items]
Interest income (expense)		(3,230)	(3,184)
Gross profit		5,016	4,592
Profit (loss) before tax		3,105	2,572
Profit (loss), attributable to owners of parent	[1]	2,144	1,769
MEXICO
income by operating segment [Line Items]
Interest income (expense)		(5,511)	(5,968)
Gross profit		7,349	7,910
Profit (loss) before tax		3,581	3,938
Profit (loss), attributable to owners of parent	[1]	2,578	2,858
TURKEY
income by operating segment [Line Items]
Interest income (expense)		(1,307)	(605)
Gross profit		2,409	1,892
Profit (loss) before tax		932	914
Profit (loss), attributable to owners of parent	[1]	412	351
South America [Member]
income by operating segment [Line Items]
Interest income (expense)		(2,382)	(3,075)
Gross profit		2,714	2,639
Profit (loss) before tax		977	625
Profit (loss), attributable to owners of parent	[1]	421	317
Rest of business [Member]
income by operating segment [Line Items]
Interest income (expense)		(376)	(335)
Gross profit		831	686
Profit (loss) before tax		394	313
Profit (loss), attributable to owners of parent	[1]	304	240
Corporate Center And Adjustments [Member]
income by operating segment [Line Items]
Interest income (expense)		(199)	(174)
Gross profit		(285)	(274)
Profit (loss) before tax		(564)	(582)
Profit (loss), attributable to owners of parent	[1]	€ (411)	€ (541)

[1]
(1) In the first quarter of 2025 certain immaterial balance sheet amounts related to specific activities undertaken by the business units were reallocated between the operating segments and the Corporate Center. As a result, certain expenses were reallocated, in particular, between Spain, Rest of Business and the Corporate Center. In order to make the period-on-period comparison homogeneous, the figures for year 2024 have been revised, which has not affected the consolidated financial information of the Group.